Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.49%
Advertising–0.21%
Trade Desk, Inc. (The), Class A(b)	3,847	$289,371
Aerospace & Defense–0.35%
Axon Enterprise, Inc.(b)	651	488,484
Apparel Retail–0.28%
Ross Stores, Inc.	2,805	392,952
Apparel, Accessories & Luxury Goods–0.22%
lululemon athletica, inc.(b)	979	310,020
Application Software–8.02%
Adobe, Inc.(b)	3,705	1,537,909
ANSYS, Inc.(b)	752	248,777
AppLovin Corp., Class A(b)	2,630	1,033,590
Atlassian Corp., Class A(b)	1,394	289,436
Autodesk, Inc.(b)	1,828	541,307
Cadence Design Systems, Inc.(b)	2,331	669,160
Datadog, Inc., Class A(b)	2,697	317,922
Intuit, Inc.	2,386	1,797,779
MicroStrategy, Inc., Class A(b)(c)	2,021	745,870
Palantir Technologies, Inc., Class A(b)	19,192	2,529,122
Roper Technologies, Inc.	913	520,657
Synopsys, Inc.(b)	1,315	610,134
Workday, Inc., Class A(b)	1,820	450,832
		11,292,495
Automobile Manufacturers–3.10%
Tesla, Inc.(b)	12,607	4,367,821
Automotive Retail–0.47%
O’Reilly Automotive, Inc.(b)	487	665,972
Biotechnology–2.89%
Amgen, Inc.	4,579	1,319,576
Biogen, Inc.(b)	1,243	161,329
Gilead Sciences, Inc.	10,641	1,171,361
Regeneron Pharmaceuticals, Inc.	920	451,058
Vertex Pharmaceuticals, Inc.(b)	2,189	967,648
		4,070,972
Broadline Retail–6.53%
Amazon.com, Inc.(b)	36,758	7,535,758
MercadoLibre, Inc. (Brazil)(b)	431	1,104,778
PDD Holdings, Inc., ADR (China)(b)	5,679	548,080
		9,188,616
Cable & Satellite–1.13%
Charter Communications, Inc., Class A(b)	1,207	478,298
Comcast Corp., Class A	32,156	1,111,633
		1,589,931
Cargo Ground Transportation–0.21%
Old Dominion Freight Line, Inc.	1,807	289,427
Shares		Value
Communications Equipment–1.52%
Cisco Systems, Inc.	33,948	$2,140,082
Construction Machinery & Heavy Transportation Equipment– 0.30%
PACCAR, Inc.	4,462	418,759
Consumer Staples Merchandise Retail–2.80%
Costco Wholesale Corp.	3,787	3,939,162
Diversified Support Services–0.85%
Cintas Corp.	3,443	779,839
Copart, Inc.(b)(c)	8,214	422,857
		1,202,696
Electric Utilities–1.42%
American Electric Power Co., Inc.(c)	4,534	469,224
Constellation Energy Corp.	2,660	814,359
Exelon Corp.	8,547	374,530
Xcel Energy, Inc.	4,885	342,438
		2,000,551
Health Care Equipment–1.84%
DexCom, Inc.(b)	3,323	285,113
GE HealthCare Technologies, Inc.	3,888	274,259
IDEXX Laboratories, Inc.(b)	686	352,165
Intuitive Surgical, Inc.(b)	3,043	1,680,771
		2,592,308
Hotels, Resorts & Cruise Lines–1.88%
Airbnb, Inc., Class A(b)	3,681	474,849
Booking Holdings, Inc.	280	1,545,300
Marriott International, Inc., Class A	2,344	618,418
		2,638,567
Human Resource & Employment Services–1.15%
Automatic Data Processing, Inc.	3,465	1,127,961
Paychex, Inc.(c)	3,061	483,363
		1,611,324
Industrial Conglomerates–0.89%
Honeywell International, Inc.	5,539	1,255,525
Industrial Gases–1.34%
Linde PLC	4,035	1,886,685
Interactive Home Entertainment–0.46%
Electronic Arts, Inc.	2,201	316,460
Take-Two Interactive Software, Inc.(b)	1,491	337,383
		653,843
Interactive Media & Services–8.31%
Alphabet, Inc., Class A	20,231	3,474,472
Alphabet, Inc., Class C	19,066	3,295,558
Meta Platforms, Inc., Class A	7,596	4,918,334
		11,688,364
Internet Services & Infrastructure–0.79%
Shopify, Inc., Class A (Canada)(b)	10,363	1,111,121
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
IT Consulting & Other Services–0.24%
Cognizant Technology Solutions Corp., Class A	4,205	$340,563
Movies & Entertainment–3.28%
Netflix, Inc.(b)	3,650	4,406,390
Warner Bros. Discovery, Inc.(b)	20,820	207,575
		4,613,965
Oil & Gas Equipment & Services–0.22%
Baker Hughes Co., Class A	8,418	311,887
Oil & Gas Exploration & Production–0.23%
Diamondback Energy, Inc.	2,446	329,109
Packaged Foods & Meats–0.72%
Kraft Heinz Co. (The)	10,160	271,577
Mondelez International, Inc., Class A(c)	10,998	742,255
		1,013,832
Pharmaceuticals–0.25%
AstraZeneca PLC, ADR (United Kingdom)	4,916	358,032
Rail Transportation–0.36%
CSX Corp.	16,109	508,883
Real Estate Services–0.18%
CoStar Group, Inc.(b)(c)	3,487	256,504
Research & Consulting Services–0.27%
Verisk Analytics, Inc.	1,193	374,769
Restaurants–1.07%
DoorDash, Inc., Class A(b)	3,354	699,812
Starbucks Corp.	9,658	810,789
		1,510,601
Semiconductor Materials & Equipment–2.41%
Applied Materials, Inc.(c)	6,927	1,085,807
ASML Holding N.V., New York Shares (Netherlands)	769	566,576
KLA Corp.	1,130	855,275
Lam Research Corp.	10,914	881,742
		3,389,400
Semiconductors–18.73%
Advanced Micro Devices, Inc.(b)	13,828	1,531,174
Analog Devices, Inc.	4,217	902,354
ARM Holdings PLC, ADR(b)(c)	1,119	139,360
Broadcom, Inc.	26,890	6,509,262
GLOBALFOUNDRIES, Inc.(b)	4,675	167,365
Intel Corp.	36,816	719,753
Marvell Technology, Inc.	7,357	442,818
Microchip Technology, Inc.	4,596	266,752
Micron Technology, Inc.	9,473	894,820
NVIDIA Corp.	84,633	11,436,457
NXP Semiconductors N.V. (Netherlands)	2,156	412,076
ON Semiconductor Corp.(b)	3,577	150,305
QUALCOMM, Inc.	9,424	1,368,365
Texas Instruments, Inc.	7,756	1,418,185
		26,359,046
Shares		Value
Soft Drinks & Non-alcoholic Beverages–2.00%
Coca-Cola Europacific Partners PLC (United Kingdom)	3,919	$359,725
Keurig Dr Pepper, Inc.	11,536	388,417
Monster Beverage Corp.(b)	8,274	529,122
PepsiCo, Inc.	11,703	1,538,360
		2,815,624
Systems Software–10.60%
CrowdStrike Holdings, Inc., Class A(b)	1,988	937,084
Fortinet, Inc.(b)	6,563	667,982
Microsoft Corp.	25,784	11,869,922
Palo Alto Networks, Inc.(b)(c)	5,629	1,083,132
Zscaler, Inc.(b)(c)	1,305	359,789
		14,917,909
Technology Distributors–0.14%
CDW Corp.	1,121	202,184
Technology Hardware, Storage & Peripherals–7.44%
Apple, Inc.(d)	52,105	10,465,289
Trading Companies & Distributors–0.29%
Fastenal Co.	9,752	403,148
Transaction & Payment Processing Services–0.42%
PayPal Holdings, Inc.(b)	8,411	591,125
Wireless Telecommunication Services–1.68%
T-Mobile US, Inc.	9,744	2,359,997
Total Common Stocks & Other Equity Interests (Cost $108,664,369)		137,206,915
Money Market Funds–3.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f)	1,542,893	1,542,893
Invesco Treasury Portfolio, Institutional Class, 4.22%(e)(f)	2,865,359	2,865,359
Total Money Market Funds (Cost $4,408,252)		4,408,252
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.62% (Cost $113,072,621)		141,615,167
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.32%
Invesco Private Government Fund, 4.29%(e)(f)(g)	904,174	904,174
Invesco Private Prime Fund, 4.45%(e)(f)(g)	2,367,085	2,367,559
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,271,733)		3,271,733
TOTAL INVESTMENTS IN SECURITIES–102.94% (Cost $116,344,354)		144,886,900
OTHER ASSETS LESS LIABILITIES—(2.94)%		(4,144,494)
NET ASSETS–100.00%		$140,742,406
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$958,513	$10,136,908	$(9,552,528)	$-	$-	$1,542,893	$37,147
Invesco Treasury Portfolio, Institutional Class	1,780,075	18,825,686	(17,740,402)	-	-	2,865,359	68,372
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	282,641	32,106,120	(31,484,587)	-	-	904,174	39,172*
Invesco Private Prime Fund	739,081	71,750,551	(70,121,541)	(24)	(508)	2,367,559	103,352*
Total	$3,760,310	$132,819,265	$(128,899,058)	$(24)	$(508)	$7,679,985	$248,043

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-Mini Nasdaq 100 Index	95	June-2025	$4,061,583	$267,581	$267,581
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$137,206,915	$—	$—	$137,206,915
Money Market Funds	4,408,252	3,271,733	—	7,679,985
Total Investments in Securities	141,615,167	3,271,733	—	144,886,900
Other Investments - Assets*
Futures Contracts	267,581	—	—	267,581
Total Investments	$141,882,748	$3,271,733	$—	$145,154,481

*	Unrealized appreciation.
Invesco NASDAQ 100 Index Fund